UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

MutualHedge Frontier Legends Fund

CLASS A, CLASS C AND CLASS I SHARES

Semi-Annual Report

March 31, 2012

1-888-643-3431

WWW.MUTUALHEDGE.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

MutualHedge Frontier Legends Fund
PORTFOLIO REVIEW
March 31, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended March 31, 2012, as compared to its benchmark:

	Six Months	One Year	Since Inception**
MutualHedge Frontier Legends Fund Class A	(4.79)%	(1.65)%	2.25%
MutualHedge Frontier Legends Fund Class A with load	(10.25)%	(7.31)%	(0.41)%
MutualHedge Frontier Legends Fund Class C	(5.17)%	(2.48)%	1.48%
MutualHedge Frontier Legends Fund Class I	(4.74)%	N/A	(0.55)%
Barclay BTOP50 Index	(2.99)%	(2.34)%	0.58%
S&P 500 Total Return Index	25.89%	8.54%	13.26%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.99% for Class A shares, 2.74% for Class C shares and 1.74% for Class I Shares per the May 4, 2011, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-643-3431.

The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2012 there are 23 funds in the BTOP50 Index.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is December 31, 2009 for Class A and Class C shares. Inception date is May 24, 2011 for Class I shares.

Holdings by Asset Class		% of Net Assets
Exchange Traded Funds		50.6%
Structured Note		1.7%
Other / Cash & Cash Equivalents Less Liabilities		47.7%
		100.0%

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 50.6%
	1,045,950	iShares Barclays 1-3 Year Credit Bond Fund	$ 109,918,885
	565,830	iShares Barclays Aggregate Bond Fund	62,156,425
	1,453,013	PowerShares VRDO Tax-Free Weekly Portfolio	36,310,795
	1,343,725	Vanguard Short-Term Bond ETF	108,774,539
	1,393,770	Vanguard Short-Term Corporate Bond ETF	110,219,332
		TOTAL EXCHANGE TRADED FUNDS
		(Cost $424,622,352)	427,379,976

	Principal
		STRUCTURED NOTE - 1.7%
	$ 15,000,000	SGI 10 Year Bond Index Deposit, due 2/27/16 *
		(Cost $15,000,000)	14,002,500

	Shares
		SHORT-TERM INVESTMENTS - 17.2%
	45,000,000	International Dollar Reserve Fund I Limited ** +	45,000,000
	50,000,000	Goldman Sachs U.S. Liquidity Administration Fund ** +	50,000,000
	50,000,000	JPMorgan U.S. Liquidity Fund ** +	50,000,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $145,000,000)	145,000,000

		TOTAL INVESTMENTS - 69.5% (Cost $584,622,352) (a)	$ 586,382,476
		OTHER ASSETS AND LIABILITIES - 30.5%	258,050,500
		TOTAL NET ASSETS - 100.0%	$ 844,432,976

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,892,939
		Unrealized Depreciation:	(1,132,815)
		Net Unrealized Appreciation:	$ 1,760,124
*	Non-Income producing investment.
**	Pledged as collateral for swap agreement.
+	This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

						Unrealized
		LONG SWAP+				Gain (Loss)

Deutsche Bank AG London Branch total return swap related to the MutualHedge Select CTA Index - Deutsche Bank AG London Branch is the Index Sponsor, effective September 26, 2011 for 5 years unless earlier terminated.  Return to the Fund is based on the total return of the Index which includes an index sponsor fee of 0.50% per annum on the notional amount of the Index.

						$ (28,645,775)
				Total Net Unrealized Loss on Swap Contract		$ (28,645,775)

Settlement Date	Foreign Currency Units to Receive/Deliver+		In Exchange For		Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased
6/20/2012	1,548,752	USD	1,768,704	AUD	$ 1,548,752	$ (267,579)
6/20/2012	7,376,436	USD	5,589,664	EUR	7,376,436	(79,858)
6/20/2012	5,540,416	BRL	3,086,938	USD	3,032,853	(97,173)
6/20/2012	30,237,287	CLP	61,900	USD	61,917	(550)
6/20/2012	583,739,928	COP	327,663	USD	326,340	(3,859)
6/20/2012	863,310,048	HUF	3,834,071	USD	3,912,045	34,365
6/20/2012	20,967,186,864	IDR	2,274,072	USD	2,292,498	(25)
6/20/2012	286,500	ILS	79,156	USD	77,240	(2,138)
6/20/2012	38,495,016	INR	746,134	USD	756,639	(1,835)
6/20/2012	2,701,784,353	KRW	2,402,916	USD	2,384,418	(26,904)
6/20/2012	30,643,555	MXN	2,376,738	USD	2,392,028	849
6/20/2012	4,417,143	MYR	1,462,609	USD	1,441,250	(25,902)
6/20/2012	3,309,050	PEN	1,237,848	USD	1,240,134	752
6/20/2012	8,747,564	PHP	205,049	USD	203,858	(1,610)
6/20/2012	9,814,560	PLN	3,102,902	USD	3,153,678	27,576
6/20/2012	12,210,794	RUB	406,288	USD	416,083	3,927
6/20/2012	81,990,213	SEK	12,200,635	USD	12,395,152	157,195
6/20/2012	1,407,726	SGD	1,125,750	USD	1,119,286	(5,107)
6/20/2012	7,776,685	THB	253,146	USD	252,244	(1,949)
6/20/2012	12,441,091	TRY	6,874,488	USD	6,979,183	(15,778)
6/20/2012	22,174,277	ZAR	2,890,167	USD	2,889,910	(26,029)
						$ (331,632)

Contracts Sold
6/20/2012	7,307,813	USD	4,592,491	GBP	7,307,814	$ 35,842
6/20/2012	5,568,892	USD	6,648,106	NZD	5,568,892	(152,556)
6/20/2012	4,769,308	CAD	4,675,880	USD	4,775,516	(97,561)
6/20/2012	7,654,128	CHF	8,337,401	USD	8,481,028	(151,725)
6/20/2012	18,317,845	CZK	968,536	USD	985,418	(16,825)
6/20/2012	1,057,586,402	JPY	12,939,387	USD	12,761,994	163,739
6/20/2012	13,594,293	NOK	2,077,530	USD	2,388,064	(304,297)
6/20/2012	604,018	TWD	19,755	USD	20,472	(764)
						$ (524,147)

		Net Unrealized Depreciation from Open Forward Foreign Currency Contracts				$ (855,779)

+ This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

STATEMENT OF FINANCIAL FUTURES
Description	Long Contracts +	Notional Amount at Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 YEAR NOTE	259	33,536,453	June 2012	$ 33,329
10YR GOVT BOND	20	2,401,880	June 2012	3,213
2 YEAR NOTE	707	155,639,421	June 2012	6,361
3YR GOVT BOND	208	23,069,920	June 2012	26,704
5 YEAR NOTE	186	22,792,266	June 2012	8,859
AEX INDEX	22	1,890,143	April 2012	(30,555)
Aluminum	211	11,147,388	April 2012 - December 2012	(711,415)
ALL SHARE INDEX	45	1,750,443	June 2012	(50,036)
AUD 90DAY BILL	158	161,896,370	June 2012 - December 2012	51,752
AUST DLR	73	7,496,370	June 2012	(104,668)
BK ACCEPT	374	161,343,246	June 2012 - December 2012	(2,478)
B-POUND	43	4,296,775	June 2012	10,914
BRENT OIL	346	42,475,770	May 2012 - December 2012	(452,720)
CAC40 10	64	2,924,359	April 2012	(77,570)
Copper (LME)	72	15,218,212	April 2012 - December 2012	(20,318)
CAD DLR	126	12,612,600	June 2012	(47,016)
CAD GVTBD	80	10,512,066	June 2012	26,184
CANOLA FUTURE	183	2,281,316	May 2012	160,857
CBT E-MINI DOW $5 FU	12	788,520	June 2012	4,415
CME AUD/JPY X-CCY	3	615,567	June 2012	(10,402)
CME GBP/JPY X-CCY	20	3,993,303	June 2012	25,627
COFFEE	5	349,013	July 2012 - September 2012	4,800
COFFEE FUTURES	106	2,160,720	May 2012 - July 2012	15,790
CONF BOND	14	2,268,698	June 2012	(29,662)
COPPER	34	3,251,250	May 2012	(19,867)
CORN	258	8,298,600	May 2012 - July 2012	(18,938)
COTTON	22	1,028,720	May 2012	490
CRUDE OIL	189	19,538,590	May 2012 - December 2012	(582,593)
DAX	50	11,610,078	June 2012	(171,641)
DOLLAR INDEX	103	8,151,214	June 2012	(108,096)
E-MINI NASDAQ 100 F	485	26,682,275	June 2012	766,858
EUR/JPY	8	1,332,690	June 2012	8,703
EURIBOR	3,566	1,181,075,326	September 2012 - September 2013	43,932
EURO	8	1,333,900	June 2012	2,045
EUROBOBL	160	26,495,996	June 2012	3,442
EUROBUND	289	53,403,503	June 2012	342,061
EURODOLLAR	4,772	1,185,891,775	June 2012 - March 2015	37,447
EUROSCHATZ	1,077	158,555,930	June 2012	2,542
EUROSTOXX 50	163	5,239,356	June 2012	(94,895)
FEEDER CATTLE	74	5,581,975	May 2012 - August 2012	(362,588)
FSMI IDX	112	7,601,108	June 2012	(74,936)
FTSE INDEX	143	13,115,651	June 2012	(323,874)
GAS OIL	181	18,344,125	April 2012 - December 2012	(206,425)
GOLD	8	1,337,520	June 2012	(9,900)
HANG SENG	6	791,903	April 2012	(19,392)
HEAT OIL	114	15,207,688	May 2012 - December 2012	(278,035)
IBEX 35+	10	1,057,099	April 2012	(41,950)
LIVE CATTLE	42	1,951,320	June 2012	(110,370)
LONG GILT	182	33,361,985	June 2012	364,534
MEX PESO	125	4,843,750	June 2012	(42,288)
MIDCAP E-MINI FUTURE	14	1,389,220	June 2012	2,750
MILLING WHEAT	146	2,025,434	May 2012 - November 2012	22,366
MINI NK225 FUTURE	236	2,873,464	June 2012	19,832
MINI-S&P	307	21,539,120	June 2012	433,790

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

STATEMENT OF FINANCIAL FUTURES (Continued)
Description	Long Contracts +	Notional Amount at Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
MSCI SINGAPORE INDEX	4	219,448	April 2012	$ 954
MSCI TAIWAN INDEX	288	8,130,240	April 2012	(116,700)
NAT GAS	116	2,655,420	May 2012 - July 2012	(187,866)
Nickel	15	1,602,980	April 2012 - December 2012	(146,902)
NIKKEI 225	242	17,898,274	June 2012	372,330
NYB CROSS NZD/JPY ZJ	4	651,382	June 2012	(519)
NYB MINI RUSSELL2000	20	1,655,400	June 2012	(4,360)
NYBE EUR/JPY KEJ	15	2,498,793	June 2012	17,739
NYHRBOB BLEND GAS RB	128	17,629,731	May 2012 - December 2012	(234,793)
NZ DOLLAR	43	3,502,780	June 2012	435
NZD 90DAY BILL	2	1,625,811	June 2012	(40)
O.J.	25	616,875	May 2012	(80,603)
OAT	48	819,000	May 2012	1,000
OMX FUTURE	109	1,758,663	April 2012	(55,343)
Lead	28	1,427,250	April 2012 - December 2012	(67,566)
PLATINUM	17	1,285,434	July 2012 - December 2012	(8,363)
RAPESEED FUTURES	33	1,046,858	August 2012	18,397
S&P 60CAD	10	1,411,235	June 2012	(4,946)
S-FRANC	29	4,018,675	June 2012	7,762
SGX CNX NIFTY INDEX	36	383,616	April 2012	4,752
SHORT STERLING	2,590	513,399,792	September 2012 - March 2014	93,247
SILVER	5	812,100	May 2012	(43,274)
SIMEX MINI JGB FUTUR	122	20,899,143	June 2012	45,469
SOYBEAN	326	22,873,438	May 2012 - November 2012	790,638
SOYMEAL	346	13,462,720	May 2012 - July 2012	718,320
SOYOIL	167	5,521,020	May 2012	41,088
SPI 200 FUTURE	29	3,258,975	June 2012	(8,871)
SPMIB ITALIAN IDX F	12	1,260,513	June 2012	(60,777)
SUGAR	323	8,894,234	May 2012 - July 2012	(177,621)
TOPIX	16	1,654,640	June 2012	16,665
US T-BOND	13	1,790,750	June 2012	(35,000)
USD/NOK	18	1,808,917	June 2012	(5,570)
USD/SEK	17	1,705,847	June 2012	(29,901)
USD/ZAR	9	907,331	June 2012	(13,821)
WHEAT	27	892,013	May 2012	9,563
WHITE SUGAR NO5	167	5,349,860	May 2012 - August 2012	(129,835)
Zinc (LME)	89	4,443,929	April 2012 - December 2012	(200,352)
	Net Unrealized Depreciation from Open Long Futures Contracts			$ (1,047,695)

Description	Short Contracts +	Notional Amount at Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 YEAR NOTE	67	8,675,453	June 2012	$ (31,244)
10YR GOVT BOND	15	1,801,410	June 2012	(33,262)
10YR JGB	8	13,709,183	June 2012	(50,320)
2 YEAR NOTE	65	14,309,141	June 2012	(4,197)
30 DAY FED FUNDS	36	14,981,073	April 2012 - September 2012	(1,740)
5 YEAR NOTE	141	17,278,008	June 2012	(52,095)
AEX INDEX	7	601,409	April 2012	(4,016)
Aluminum	339	17,905,704	April 2012 - December 2012	873,280
AUD 90DAY BILL	109	111,650,514	June 2012 - September 2012	(62,584)
BK ACCEPT	817	260,380,495	June 2012 - December 2012	(97,314)
B-POUND	31	3,097,675	June 2012	(30,863)
BRENT OIL	137	16,699,760	June 2012 - July 2012	222,260

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

STATEMENT OF FINANCIAL FUTURES (Continued)
Description	Short Contracts +	Notional Amount at Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
CAC40 10	19	868,169	April 2012	$ (9,093)
CAD 120418	66	13,951,362	April 2012 - December 2012	(125,852)
CAD DLR	2	200,200	June 2012	(340)
CAD/JPY	1	200,024	June 2012	(1,086)
CBOE VIX FUTURE	9	171,000	May 2012	50
CBT E-MINI DOW $5 FU	1	65,710	June 2012	12
COCOA	273	6,202,100	May 2012 - September 2012	92,512
COFFEE	77	5,276,850	May 2012 - July 2012	160,669
COPPER	6	573,750	May 2012	(1,913)
CORN	330	10,614,950	May 2012 - December 2012	(115,127)
COTTON	82	3,836,920	May 2012 - July 2012	(212,775)
CRUDE OIL	50	5,151,000	May 2012	117,360
DOLLAR INDEX	15	1,187,070	June 2012	(1,015)
E-MINI NASDAQ 100 F	5	275,075	June 2012	(344)
EURIBOR	138	45,686,048	June 2012 - March 2014	450
EURO	56	9,337,300	June 2012	(118,944)
EURO FX / GBP	17	2,838,038	June 2012	(510)
EURO FX / NOK CME	8	1,340,512	June 2012	(4,919)
EUROBOBL	6	993,600	June 2012	(787)
EURODOLLAR	601	149,141,425	June 2013 - March 2014	(68,525)
EUROFX/CAD CROSS CCY	5	833,959	June 2012	(21,440)
EUROSTOXX 50	33	1,060,728	June 2012	(6,405)
EUROSWISS	422	116,765,319	June 2012 - March 2013	19,695
GOLD	11	1,839,090	June 2012	(6,030)
HANG SENG	18	2,375,710	April 2012	23,416
HEAT OIL	22	2,929,172	May 2012	47,027
H-SHARES INDEX FUT	9	614,787	April 2012	9,303
IBEX 35+	16	1,691,359	April 2012	81,766
J-YEN	129	19,475,775	June 2012	(5,687)
LEAN HOG FUTURES	63	2,302,080	June 2012 -July 2012	39,270
LIVE CATTLE	69	3,270,600	June 2012 - August 2012	142,640
LONG GILT	1	183,308	June 2012	(3,314)
LUMBER	87	2,496,813	May 2012	(43,076)
MEX PESO	1	38,750	June 2012	464
MINI-S&P	44	3,087,040	June 2012	(1,846)
NAT GAS	426	9,083,180	May 2012 - December 2012	1,120,423
Nickel	67	7,162,012	April 2012 - December 2012	541,104
NYB CROSS GBP/NZD GN	1	200,584	June 2012	(3,647)
NYBE EUR/GBP KGB	35	5,843,020	June 2012	2,051
PALLADIUM	2	130,820	June 2012	1,205
Lead	127	6,612,320	April 2012 - December 2012	88,160
PLATINUM	22	1,808,510	July 2012	(8,065)
ROUGH RICE	43	1,269,790	May 2012	(22,460)
S&P 60CAD	12	1,693,482	June 2012	(5,687)
S-FRANC	40	5,543,000	June 2012	(103,594)
SGX CNX NIFTY INDEX	22	234,432	April 2012	(3,975)
SHORT STERLING	534	105,838,293	June 2012	9,725
SILVER	14	2,273,880	May 2012	5,420
TIN (LME)	13	1,482,480	May 2012 - July 2012	(37,063)
SOYBEAN	67	4,717,638	July 2012	(129,863)
SPI 200 FUTURE	15	1,573,298	June 2012	(1,940)
SPMIB ITALIAN IDX F	8	840,342	June 2012	5,804
US T-BOND	20	2,755,000	June 2012	(7,842)

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

STATEMENT OF FINANCIAL FUTURES (Continued)
Description	Short Contracts +	Notional Amount at Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
USD/NOK	14	1,406,935	June 2012	$ 4,791
USD/SEK	6	602,064	June 2012	5,107
USD/ZAR	10	1,008,145	June 2012	(6,959)
WHEAT	225	7,541,825	May 2012 - December 2012	(223,688)
WHEAT FUTURE KBOT KW	34	1,189,075	May 2012 - July 2012	(32,325)
Zinc (LME)	192	9,598,629	April 2012 - December 2012	58,283
	Net Unrealized Appreciation from Open Short Futures Contracts			$ 1,968,476

	Net Unrealized Appreciation from Open Futures Contracts			$ 920,781

+ This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 584,622,352
At value	$ 586,382,476
Cash	295,226,580
Receivable for Fund shares sold	2,194,177
Receivable for variation margin	920,781
Unrealized appreciation on forward foreign currency exchange contracts	424,245
Dividends and interest receivable	242,347
Prepaid expenses and other assets	144,952
TOTAL ASSETS	885,535,558

LIABILITIES
Unrealized depreciation on swap contract	28,645,775
Unrealized depreciation on forward foreign currency exchange contracts	1,280,024
Payable for swap	7,046,770
Payable for investments purchased	2,000,000
Payable for fund shares repurchased	699,985
Investment advisory fees payable	963,897
Management fees payable	216,318
Distribution (12b-1) fees payable	160,181
Incentive fees payable	61,466
Administration fees payable	28,166
TOTAL LIABILITIES	41,102,582
NET ASSETS	$ 844,432,976

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 889,179,680
Accumulated net investment loss	(57,331,642)
Accumulated net realized gain from security transactions, options contracts, futures contracts, forward foreign currency exchange contracts, currency transactions and swap contract	39,405,587
Net unrealized depreciation of investments, futures contracts, forward foreign currency exchange contracts and swap contract	(26,820,649)
NET ASSETS	$ 844,432,976

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
March 31, 2012 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 488,118,714
Shares of beneficial interest outstanding	49,881,209
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 9.79
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.39

Class C Shares:
Net Assets	$ 71,923,925
Shares of beneficial interest outstanding	7,437,229
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.67

Class I Shares:
Net Assets	$ 284,390,337
Shares of beneficial interest outstanding	29,034,440
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.79

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$ 3,779,951
Interest	174,634
TOTAL INVESTMENT INCOME	3,954,585
EXPENSES
Investment advisory fees	5,760,835
Distribution (12b-1) fees:
Class A	618,315
Class C	335,673
Management fees+	367,037
Administrative services fees	273,270
Transfer agent fees	198,514
Incentive fees+	61,466
Accounting services fees	55,308
Professional fees	45,275
Registration fees	24,913
Custodian fees	18,825
Non 12b-1 shareholder services fees	9,355
Printing and postage expenses	8,171
Compliance officer fees	6,491
Trustees fees and expenses	3,488
Insurance expense	2,101
Other expenses	81,968
TOTAL EXPENSES	7,871,005
Less: Fees waived by the Advisor	(8,338)
NET EXPENSES	7,862,667
NET INVESTMENT LOSS	(3,908,082)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security Transactions	(328,363)
Swap contract	(7,046,769)
Futures contracts	(4,176,003)
Forward foreign currency exchange contracts and currency transactions	186,694
Distributions from underlying investment companies	495,674
(10,868,767)
Net change in unrealized appreciation (depreciation) of:
Investments	2,740,173
Futures contracts	920,781
Forward foreign currency exchange contracts	(855,779)
Swap contract	(27,001,966)
(24,196,791)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(35,065,558)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (38,973,640)
+ This is an expense of MutualHedge Fund Limited CFC. See Note 4.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	March 31, 2012	September 30,
	(Unaudited)	2011 (a)
FROM OPERATIONS
Net investment loss	$ (3,908,082)	$ (16,926,515)
Net realized gain from security transactions, options contracts purchased, options contracts written, futures contracts and
forward foreign currency exchange contracts and
currency transactions	(11,364,441)	50,398,589
Distributions from underlying investment companies	495,674	49,125
Net change in unrealized appreciation (depreciation)
of investments, forward foreign currency exchange contracts,
and swap contract	(24,196,791)	(6,528,531)
Net increase (decrease) in net assets resulting from operations	(38,973,640)	26,992,668

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(171,752)	(1,608)
From net investment income:
Class A	(18,319,664)	(6,422,355)
Class C	(2,268,507)	(625,329)
Class I	(8,861,190)	-
Net decrease in net assets from distributions to shareholders	(29,621,113)	(7,049,292)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	200,243,756	462,602,303
Class C	24,241,239	51,699,569
Class I	193,619,689	159,274,508
Net asset value of shares issued in reinvestment of distributions:
Class A	15,561,025	5,358,278
Class C	2,081,276	572,137
Class I	6,921,756	-
Redemption fee proceeds:
Class A	44,512	21,308
Class C	5,542	2,310
Class I	14,474	1,144
Payments for shares redeemed:
Class A	(141,117,963)	(142,123,106)
Class C	(8,485,562)	(2,828,901)
Class I	(54,015,060)	(2,623,203)
Net increase in net assets from shares of beneficial interest	239,114,684	531,956,347

TOTAL INCREASE IN NET ASSETS	170,519,931	551,899,723

NET ASSETS
Beginning of Period	673,913,045	122,013,322
End of Period *	$ 844,432,976	$ 673,913,045
*Includes accumulated net investment loss of:	$ (57,331,642)	$ (23,974,199)

(a) Class I shares commenced operations on May 24, 2011.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six	For the
	Months Ended	Year Ended
	March 31, 2012	September 30,
	(Unaudited)	2011 (a)

SHARE ACTIVITY
Class A:
Shares Sold	19,503,856	44,644,642
Shares Reinvested	1,568,650	528,952
Shares Redeemed	(13,934,303)	(13,633,612)
Net increase in shares of beneficial interest outstanding	7,138,203	31,539,982

Class C:
Shares Sold	2,398,484	5,016,637
Shares Reinvested	211,943	56,759
Shares Redeemed	(850,495)	(275,345)
Net increase in shares of beneficial interest outstanding	1,759,932	4,798,051

Class I:
Shares Sold	18,877,513	15,025,949
Shares Reinvested	697,757	-
Shares Redeemed	(5,319,681)	(247,098)
Net increase in shares of beneficial interest outstanding	14,255,589	14,778,851

(a) Class I shares commenced operations on May 24, 2011.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A						Class C
	For the Six						For the Six
	Months Ended						Months Ended
	March 31,		Year Ended		Period Ended		March 31,		Year Ended		Period Ended
	2012		September 30,		September 30,		2012		September 30,		September 30,
	(Unaudited)		2011		2010 (1)		(Unaudited)		2011		2010 (1)
Net asset value, beginning of period	$ 10.67		$ 10.10		$ 10.00		$ 10.55		$ 10.05		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.05)		(0.51)		(0.09)		(0.08)		(0.58)		(0.14)
Net realized and unrealized
gain (loss) on investments	(0.46)		1.43		0.19		(0.46)		1.41		0.19
Total from investment operations	(0.51)		0.92		0.10		(0.54)		0.83		0.05

Less distributions from:
Net investment income	(0.37)		(0.35)		-		(0.34)		(0.33)		-
Net realized gains	(0.00)	(10)	(0.00)	(10)	-		(0.00)	(10)	(0.00)	(10)	-
Total distributions	(0.37)		(0.35)		-		(0.34)		(0.33)		-

Paid-in-Capital From Redemption Fees (10)	0.00		0.00		0.00		0.00		0.00		0.00

Net asset value, end of period	$ 9.79		$ 10.67		$ 10.10		$ 9.67		$ 10.55		$ 10.05

Total return (3)	(4.79)%	(9)	9.32%		1.00%	(9)	(5.17)%	(9)	8.45%		0.50%	(9)

Net assets, at end of period (000s)	$ 488,119		$ 456,108		$ 113,177		$ 71,924		$ 59,920		$ 8,836

Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average
net assets (4)(7)	1.99%	(5)	5.96%		-	(11)	2.74%	(5)	6.71%		-	(11)
Ratio of net expenses to average
net assets (7)	1.99%	(5)	5.93%	(6)	-	(11)	2.74%	(5)	6.67%	(6)	-	(11)
Ratio of net investment loss
to average net assets (8)	(0.99)%	(5)	(4.87)%		-	(11)	(1.74)%	(5)	(5.62)%		-	(11)

Ratios excluding the income and expenses of MFL-CFC
Ratio of gross expenses to average
net assets (4)(7)	1.86%	(5)	1.97%		2.98%	(5)	2.61%	(5)	2.71%		5.97%	(5)
Ratio of net expenses to average
net assets (7)	1.86%	(5)	1.93%	(6)	2.20%	(5)	2.61%	(5)	2.67%	(6)	2.95%	(5)
Ratio of net investment loss
to average net assets (8)	(0.86)%	(5)	(0.85)%		(1.19)%	(5)	(1.62)%	(5)	(1.60)%		(1.99)%	(5)

Portfolio Turnover Rate	4%	(9)	68%		0%	(9)	4%	(9)	68%		0%	(9)

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

(1)	The MutualHedge Frontier Legends Fund's Class A and Class C shares commenced operations December 31, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(9)	Not annualized.
(10)	Amount represents less than $0.01 per share.
(11)	If the income and expenses of MFL-CFC had been included for the period ended September 30, 2010, the ratios would have been as follows:

					Class A						Class C
Ratio of gross expenses to average
net assets (4)(7)					9.21%	(5)					12.20%	(5)
Ratio of net expenses to average
net assets (7)					8.43%	(5)					9.18%	(5)
Ratio of net investment loss
to average net assets (8)					(7.42)%	(5)					(8.21)%	(5)

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	For the Six
	Months Ended		Period Ended
	March 31, 2012		September 30,
	(Unaudited)		2011 (1)
Net asset value, beginning of period	$ 10.68		$ 10.23

Activity from investment operations:
Net investment loss (2)	(0.03)		(0.16)
Net realized and unrealized
gain (loss) on investments	(0.47)		0.61
Total from investment operations	(0.50)		0.45

Less distributions from:
Net investment income	(0.39)		-
Net realized gains	(0.00)	(9)	-
Total distributions	(0.39)		-

Paid-in-Capital From Redemption Fees (9)	0.00		0.00

Net asset value, end of period	$ 9.79		$ 10.68

Total return (3)(8)	(4.74)%		4.40%

Net assets, at end of period (000s)	$ 284,390		$ 157,885

Ratios including the income and expenses of MFL-CFC
Ratio of gross expenses to average
net assets (4)(5)(6)	1.74%		5.43%
Ratio of net expenses to average
net assets (5)(6)	1.74%		5.33%
Ratio of net investment loss
to average net assets (5)(7)	(0.75)%		(4.36)%

Ratios excluding the income and expenses of MFL-CFC
Ratio of gross expenses to average
net assets (4)(5)(6)	1.62%		1.70%
Ratio of net expenses to average
net assets (5)(6)	1.61%		1.61%
Ratio of net investment loss
to average net assets (5)(7)	(0.63)%		(0.62)%

Portfolio Turnover Rate (8)	4%		68%

(1)	The MutualHedge Frontier Legends Fund's Class I shares commenced operations May 24, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.

ORGANIZATION

The MutualHedge Frontier Legends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annual volatility that is generally lower than the volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares.    Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in Systematic Trading Companies are valued at a fair value based on the net asset value as reported by underlying trading companies. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 427,379,976	$ -	$ -	$ 427,379,976
Structured Note	-	14,002,500	-	14,002,500
Short-Term Investments	145,000,000	-	-	145,000,000
Short Futures Contracts	1,968,476	-	-	1,968,476
Total	$ 574,348,452	$ 14,002,500	$ -	$ 588,350,952

Liabilities*	Level 1	Level 2	Level 3	Total
Open Swap Contract	$ -	$ 28,645,775	$ -	$ 28,645,775
Forward Contracts	-	855,779	-	855,779
Long Futures Contracts	1,047,695	-	-	1,047,695
Total	$ 1,047,695	$ 29,501,554	$ -	$ 30,549,249

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Refer to the Portfolio of Investments for industry classification.

Consolidation of Subsidiaries – MutualHedge Frontier Legends Fund ("MFLF") with MutualHedge Fund Limited ("MFL-CFC") – The consolidated financial statements include the accounts of MFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

MFLF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with MFLF's investment objectives and policies.

MFL-CFC, through its investments in global macro or managed futures programs, utilizes commodity based derivative products to facilitate MFLF's pursuit of its investment objective.   The managed futures programs have been accessed by investments in “systematic trading companies” and operations of the systematic trading companies were consolidated during the current period. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, MFLF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the MFLF Prospectus.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

A summary of the MFLF's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at March 31, 2012	% Of Total Net Assets at March 31, 2012
MFL-CFC	1/12/2010	$ 186,643,840	22.10%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. For the six months ended March 31, 2012, the Fund had realized gains of $196,604 from forward foreign currency contracts.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the six months ended March 31, 2012, the Fund had realized losses of $4,176,003 from futures contracts.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.    As of March 31, 2012, the notional value of the swap was $702,886,564.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.   In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities for the six months ended March 31, 2012:

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/ Commodity/ Interest Rate Contracts	Receivable for futures variation margin
Currency Contracts	Unrealized appreciation on FX contracts	Unrealized depreciation on FX contracts

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2012

Asset Derivatives Investment Value
	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended March 31, 2012
Futures*	$ 5,292,920	$ 188,610	$ 1,762,393	$ 996,280	$ 8,240,203
	$ 5,292,920	$ 188,610	$ 1,762,393	$ 996,280	$ 8,240,203

Liability Derivatives Investment Value
	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended March 31, 2012
Futures*	$ 5,008,579	$ 661,285	$ 1,169,155	$ 480,403	$ 7,319,422
Forward Contracts	-	855,779	-	-	$ 855,779
	$ 5,008,579	$ 1,517,064	$ 1,169,155	$ 480,403	$ 8,175,201

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts
Net realized gain (loss) from futures contracts
Net realized gain (loss) from forward foreign currency exchange contracts
Net change in unrealized appreciation/depreciation from futures contracts
Net change in unrealized appreciation/depreciation from foreign exchange contracts

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2012:

Unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended March 31, 2012
Futures	$ 2,076,600	$ (51,661)	$ (2,315,894)	$ 1,211,736	$ 920,781
Forward Contracts	-	(855,779)	-	-	$ (855,779)
	$ 2,076,600	$ (907,440)	$ (2,315,894)	$ 1,211,736	$ 65,002

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended March 31, 2012
Futures	$ 603,466	$ (847,091)	$ (408,678)	$ (3,523,700)	$ (4,176,003)
Forward Contracts	-	196,604	-	-	$ 196,604
	$ 603,466	$ (650,487)	$ (408,678)	$ (3,523,700)	$ (3,979,399)

The derivative instruments outstanding as of March 31, 2012 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Fluctuations in the value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $228,856,506 and $17,549,630 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Equinox Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.86%, 2.61% and 1.61% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.   Prior to February 1, 2011, the Advisor had agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses so that the total expenses incurred by the Fund did not exceed 2.20% and 2.95% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively. For the six months ended March 31, 2012, the Advisor waived fees in the amount of $8,338.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.86%, 2.61% and 1.61% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.86%, 2.61% and 1.61% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.86%, 2.61% and 1.61%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The following amounts are subject to recapture by the Fund by the following dates:

9/30/2013	$184,020
9/30/2014	$151,935

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the six months ended March 31, 2012, MFL-CFC held a majority of the outstanding units of the following systemic trading companies: E2 Beach Horizon TradeCo – Horizon Program LLC, E2 Cantab TradeCo – Aristarchus Program LLC, E2 John Locke TradeCo – Cyril Program LLC, E2 QCM TradeCo – Global Diversified Program LLC, E2 QIM TradeCo – Global Program LLC and E2 Quest TradeCo – QTI Program LLC.  Such trading companies have engaged Beach Horizon LLP (Beach), Cantab Capital Partners LLP (Cantab), John Lock Investments SA (John Locke), Quality Capital Management, Ltd (QCM), Quantitative Investment Management, LLC (QIM) and Quest Partners LLC (Quest) (each, a “CTA), respectively, to provide futures trading advisory services to the relevant trading company.

Pursuant to the terms of the respective Advisory Agreements between each CTA and the relevant trading company, Beach, Cantab, John Locke, QCM, QIM and Quest are entitled to receive a management fee on a monthly basis in respect of futures trading advisory services provided to such trading company. Such fee is accrued daily and paid monthly equal to annual percentages of Net Asset Value of Allocated Assets ranging from 0.45% to 1.25%, in accordance with each individual CTA advisory agreement.

Net Asset Value of Allocated Assets is defined as the allocated assets including, but not limited to, all cash and cash equivalents less total liabilities including, but not limited to, unrealized profit or loss on open commodities positions, and any other credit or debit accruing but unpaid or not yet received by the Trading Company. The Total Management Fee charged to MFL-CFC for the six months ended March 31, 2012 was $367,037.

The CTAs are entitled to receive an Incentive fee in respect of each of the CTA portfolios.  Pursuant to Advisory Agreements, The CTAs received percentages of the New High Net Trading Profits at the end of each calendar quarter during the six months ended March 31, 2012 ranging from 0.00% to 25.00%, in accordance with each individual CTA advisory agreement.

New High Net Trading Profits is equal to the net profits of the Trading Company during the period, if any, including gross realized trading profits plus or minus the change in unrealized profit (loss) on open positions minus broker commissions, exchange fees and other transaction related fees and expenses charged in connection with the Trading Company’s trading activities. The total Incentive fees charged to MFL-CFC for the six months ended March 31, 2012 was $61,466.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares.   The Distributor is an affiliate of GFS. During the six months ended March 31, 2012, the Distributor received $494,018 in underwriting commissions for sales of Class A shares, of which $70,703 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5. REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2012, the Fund assessed $64,528 in redemption fees.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Year Ended	Period Ended
	September 30, 2011	September 30, 2010
Ordinary Income	$ 7,047,684	$ -
Long-Term Capital Gain	1,608	-
	$ 7,049,292	$ -

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2012 (Unaudited)

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Other	Unrealized	Total
Ordinary	Long-Term	Loss	October	Book/Tax	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ 29,563,059	$ 47,193	$ -	$ -	$ (3,138,345)	$ (2,623,858)	$ 23,848,049

Other book/tax differences are primarily attributable to adjustments resulting from the Fund’s investment in a controlled foreign corporation.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending September 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the September 30, 2012 annual report.

7.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the consolidated financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

MutualHedge Frontier Legends Fund

EXPENSE EXAMPLES

March 31, 2012(Unaudited)

As a shareholder of the MutualHedge Frontier Legends Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the MutualHedge Frontier Legends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the MutualHedge Frontier Legends Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

MutualHedge Frontier Legends Fund

EXPENSE EXAMPLES

March 31, 2012 (Continued) (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 – 3/31/12	Expense Ratio During Period** 10/1/11 – 3/31/12
Class A	$1,000.00	$952.10	$ 9.71	1.99%
Class C	1,000.00	948.30	13.35	2.74
Class I	1,000.00	952.60	8.49	1.74

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 – 3/31/12	Expense Ratio During Period** 10/1/11 – 3/31/12
Class A	$1,000.00	$1,015.05	$ 10.02	1.99%
Class C	1,000.00	1,011.30	13.78	2.74
Class I	1,000.00	1,016.30	8.77	1.74

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Annualized.

MutualHedge Frontier Legends Fund

SUPPLEMENTAL INFORMATION

March 31, 2012 (Unaudited)

Renewal of Advisory Agreement – MutualHedge Frontier Legends Fund

In connection with a regular meeting held on December 14, 2011, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”) (together with the interested trustees, the “Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Equinox Fund Management, LLC (the “Adviser”) and the Trust, on behalf of the MutualHedge Frontier Legends Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Adviser and the Agreement. These materials included: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board did not identify any single factor as controlling.  The Board considered the  following matters in connection with its renewal of the Agreement.

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the financial information for the Adviser as provided by the Adviser.  The Trustees, including the Independent Trustees, concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, then considered the past performance of the Fund compared the Fund’s performance with that of the benchmark index and the performance of a peer group of similar mutual funds.  The Board noted that the Fund had outperformed the Barclay BTOP50 Index, which seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure, for the 1-year and since inception periods ended October 31, 2011.  The Board further noted that the Fund had underperformed the S&P 500 Total Return Index for those periods, but had done so with a substantially lower standard deviation than the index. The Board, including the Independent Trustees, concluded that the Adviser’s performance was acceptable.

Fees and Expenses.  The Board then considered the advisory fee paid by the Fund and the Fund’s expense ratio, and compared fees and expenses to those of a peer group of similarly managed funds. The Board noted that the Fund’s advisory fee was higher than the average for funds in Morningstar’s Managed Futures Category, but the Fund’s expense ratio was lower than the category’s average.  The Board further noted that the Adviser had previously agreed to reduce its advisory fee from 1.70% to 1.45%, and that not all funds in the Morningstar category were comparable because they used different strategies to achieve their investment objectives.  The Trustees, including the Independent Trustees, concluded that the Fund’s advisory fee, as well as the overall expense ratio, were reasonable.

 Profitability.  The Board reviewed profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits realized by the Adviser from other activities related to the Fund.  The Board discussed at length with counsel what level of profitability was determined to not be excessive based on published case law and the reports of investment advisers that are public companies.  The Trustees concluded that because of the expense limitation agreement and expected asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with a Fund is not, including the Independent Trustees, excessive.

Economies of Scale.  The Board considered whether there have been economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund had approximately $800 million in net assets and, if it continued to grow, could approach a point at which further economies of scale could be realized.  The Board determined that breakpoints are not necessary at this time; however, the Board requested that the Adviser prepare an operating expense projection in advance of the Board’s next consideration of renewing the Fund’s advisory agreement, so that the Board could determine whether breakpoints should be included in the advisory agreement and if so, at what levels.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and that approval of the Agreement for an additional year is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/5/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/5/12